Accounts receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Net, Current [Abstract]
Allowance for doubtful accounts receivables	$ 27,000,000	$ 13,000,000
Bad debt expense	$ 0	$ 0	$ 0